Earnings per share (Details) - Schedule of earnings per share - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of earnings per share [Abstract]
Profit attributed to controlling shareholders (in Brazil Real)	R$ 317,646	R$ 119,554	R$ 177,079
Weighted average number of common shares issued (thousands)	69,642	56,681	53,802
Effect from dilution – shares	1,774	420	306
Weighted average number of common shares issued adjusted by the dilution effect	71,416	57,101	54,108
Basic earnings per share (in Brazil Real per share)	R$ 4.5611	R$ 2.1092	R$ 3.2913
Diluted earnings per share (in Brazil Real per share)	R$ 4.4478	R$ 2.0937	R$ 3.2727